Income taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)
Operating Loss Carryforwards [Line Items]
Profits tax rate	25.00%	25.00%	25.00%	25.00%
Income tax expense	¥ 8,724	$ 1,232	¥ 10,413	¥ 15,843
Increase in valuation allowance	¥ 5,201		¥ 10,915
PRC
Operating Loss Carryforwards [Line Items]
Profits tax rate	25.00%	25.00%
Effective income tax rate for small low profit enterprise	10.00%	10.00%
Inland revenues Hong Kong
Operating Loss Carryforwards [Line Items]
Profits tax rate	16.50%	16.50%